Employee and Director Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Associate minimum age to make elective deferrals	18 years
Associate minimum service period to make elective deferrals	30 days
Percentage of employee deferrals vested	100.00%
Annual contribution to plan	$ 488,795	$ 446,228	$ 428,162
Employee contributions	100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage	50.00%
Employee contributions benchmark	3.00%
2015 Stock Grant Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of share vested	100.00%
Number of shares granted	23,256	14,400	8,926
Share based compensation expenses	$ 124,000	$ 72,000	$ 50,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed monthly benefit payments	10 years
Provision expensed for benefits	$ 238,300	336,800	336,800
Liability accrued for compensation deferred under the plan	$ 5,300,000	4,700,000
Split-Dollar Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest in cash surrender value of policies	100.00%
Expense income associated with policies	$ 26,173	13,107	$ 1,846
Liability associated with life insurance policies	$ 812,000	$ 786,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions benchmark	5.00%
Employee contributions benchmark	3.00%